Long-term Investments, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM INVESTMENTS, NET [Abstract]
Equity investments	$ 3,173	$ 0
Investments in debt securities	1,965	0
Total	$ 5,138	$ 0